Business Segment Information	12 Months Ended
Feb. 28, 2017
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION
BUSINESS SEGMENT INFORMATION:

Our internal management financial reporting consists of two business divisions:  (i)  Beer and (ii)  Wine and Spirits, and we report our operating results in three segments:  (i)  Beer, (ii)  Wine and Spirits, and (iii)  Corporate Operations and Other. In the Beer segment, our portfolio consists of high-end imported and craft beer brands. We have an exclusive perpetual brand license to import, market and sell in the U.S. our Mexican beer portfolio. In the Wine and Spirits segment, we sell a large number of wine brands across all categories – table wine, sparkling wine and dessert wine – and across all price points – popular, premium and luxury categories, primarily within the $5 to $25 price range at U.S. retail – complemented by certain premium spirits brands. Amounts included in the Corporate Operations and Other segment consist of costs of executive management, corporate development, corporate finance, human resources, internal audit, investor relations, legal, public relations and information technology. The amounts included in the Corporate Operations and Other segment are general costs that are applicable to the consolidated group and are therefore not allocated to the other reportable segments. All costs reported within the Corporate Operations and Other segment are not included in our chief operating decision maker’s evaluation of the operating income performance of the other reportable segments. The business segments reflect how our operations are managed, how resources are allocated, how operating performance is evaluated by senior management and the structure of our internal financial reporting.

In addition, management excludes items that affect comparability (“Comparable Adjustments”) from its evaluation of the results of each operating segment as these Comparable Adjustments are not reflective of core operations of the segments. Segment operating performance and segment management compensation are evaluated based upon core segment operating income (loss). As such, the performance measures for incentive compensation purposes for segment management do not include the impact of these Comparable Adjustments.

We evaluate segment operating performance based on operating income (loss) of the respective business units. Comparable Adjustments that impacted comparability in our segment operating income (loss) for each period are as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Cost of product sold
Settlements of undesignated commodity derivative contracts	$23.4	$29.5	$4.4
Net gain (loss) on undesignated commodity derivative contracts	16.3	(48.1)	(32.7)
Flow through of inventory step-up	(20.1)	(18.4)	—
Amortization of favorable interim supply agreement	(2.2)	(31.7)	(28.4)
Other losses	—	—	(2.8)
Total cost of product sold	17.4	(68.7)	(59.5)

Selling, general and administrative expenses
Impairment of intangible assets	(37.6)	—	—
Costs associated with the Canadian Divestiture and related activities	(20.4)	—	—
Transaction, integration and other acquisition-related costs	(14.2)	(15.4)	(30.5)
Restructuring and related charges	(0.9)	(16.4)	—
Other gains (losses)	(2.6)	—	7.2
Total selling, general and administrative expenses	(75.7)	(31.8)	(23.3)

Gain on sale of business	262.4	—	—

Comparable Adjustments, Operating income (loss)	$204.1	$(100.5)	$(82.8)

The accounting policies of the segments are the same as those described for the Company in the Summary of Significant Accounting Policies in Note 1. Segment information is as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Beer
Net sales	$4,229.3	$3,622.6	$3,188.6
Segment operating income	$1,534.4	$1,264.1	$1,017.8
Long-lived tangible assets	$2,810.0	$2,187.8	$1,485.6
Total assets	$11,325.3	$9,900.7	$8,281.0
Capital expenditures	$759.2	$800.3	$587.3
Depreciation and amortization	$114.9	$61.5	$45.4

Wine and Spirits
Net sales:
Wine	$2,739.3	$2,591.4	$2,523.4
Spirits	362.9	334.4	316.0
Net sales	$3,102.2	$2,925.8	$2,839.4
Segment operating income	$800.8	$727.0	$674.3
Earnings from unconsolidated investments	$29.2	$26.6	$21.5
Long-lived tangible assets	$992.9	$1,039.8	$1,071.8
Investments in equity method investees	$77.6	$76.2	$73.5
Total assets	$6,976.6	$6,770.4	$6,508.2
Capital expenditures	$100.0	$81.7	$96.8
Depreciation and amortization	$99.4	$100.2	$100.0

Corporate Operations and Other
Segment operating loss	$(139.9)	$(125.5)	$(109.1)
Losses from unconsolidated investments	$(0.2)	$—	$—
Long-lived tangible assets	$129.9	$105.8	$124.2
Investments in equity method investees	$21.1	$6.0	$—
Total assets	$300.5	$293.9	$303.8
Capital expenditures	$48.2	$9.3	$35.3
Depreciation and amortization	$31.4	$27.6	$28.2

Comparable Adjustments
Operating income (loss)	$204.1	$(100.5)	$(82.8)
Earnings (losses) from unconsolidated investments	$(1.7)	$24.5	$—
Depreciation and amortization	$2.2	$31.7	$28.4

Consolidated
Net sales	$7,331.5	$6,548.4	$6,028.0
Operating income	$2,399.4	$1,765.1	$1,500.2
Earnings from unconsolidated investments	$27.3	$51.1	$21.5
Long-lived tangible assets	$3,932.8	$3,333.4	$2,681.6
Investments in equity method investees	$98.7	$82.2	$73.5
Total assets	$18,602.4	$16,965.0	$15,093.0
Capital expenditures	$907.4	$891.3	$719.4
Depreciation and amortization	$247.9	$221.0	$202.0

Earnings from unconsolidated investments consist of equity in earnings from equity method investees of $27.3 million, $26.6 million and $21.5 million for the years ended February 28, 2017, February 29, 2016, and February 28, 2015, respectively, and dividend income from a retained interest in a previously divested business of $24.5 million for the year ended February 29, 2016.

Our principal area of operation is in the U.S. Current operations outside the U.S. are in Mexico for the Beer segment and primarily in New Zealand, Italy and Canada for the Wine and Spirits segment. Revenues are attributed to countries based on the location of the customer.

Geographic data is as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Net sales
U.S.	$6,807.7	$5,960.9	$5,360.0
Non-U.S. (primarily Canada)	523.8	587.5	668.0
	$7,331.5	$6,548.4	$6,028.0

	February 28, 2017	February 29, 2016
(in millions)
Long-lived tangible assets
U.S.	$1,037.6	$933.3
Non-U.S. (primarily Mexico)	2,895.2	2,400.1
	$3,932.8	$3,333.4